ACR Equity International Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 83.8%
	BELGIUM — 5.2%
501,040	Azelis Group N.V.	$7,237,697
	BERMUDA — 7.0%
639,000	Liberty Global Ltd. - Class A*[1]	6,869,250
334,098	Liberty Latin America Ltd. - Class C*[1]	2,856,538
		9,725,788
	CANADA — 5.3%
129,074	Premium Brands Holdings Corp.	7,387,764
	DENMARK — 4.2%
132,078	ISS A/S	5,912,152
	FRANCE — 9.7%
292,241	Opmobility	4,276,448
137,589	Sodexo S.A.	9,237,050
		13,513,498
	HONG KONG — 2.2%
4,065,844	Budweiser Brewing Co. APAC Ltd.[2]	3,103,185
	IRELAND — 5.7%
92,129	DCC PLC	7,914,231
	LUXEMBOURG — 5.4%
88,931	Eurofins Scientific S.E.	7,484,945
	SWITZERLAND — 1.9%
230,118	Medmix A.G.[2]	2,567,620
	UNITED KINGDOM — 29.7%
1,960,140	B&M European Value Retail S.A.	6,278,291
6,420,660	Eurocell PLC	10,527,098
5,841,131	JD Sports Fashion PLC	6,773,496
1,339,057	Victoria PLC*	1,034,231
2,132,735	Vistry Group PLC*	8,605,788
513,414	Vodafone Group PLC[1]	8,235,161
		41,454,065
	UNITED STATES — 7.5%
20,365	Arrow Electronics, Inc.*	4,163,217

ACR Equity International Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
88,400	Sunbelt Rentals Holdings, Inc.	$6,282,054
		10,445,271
	TOTAL COMMON STOCKS
	(Cost $112,127,197)	116,746,216
	EXCHANGE-TRADED FUNDS — 11.5%
	UNITED STATES — 11.5%
158,767	iShares 0-3 Month Treasury Bond ETF	15,986,249
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $15,964,817)	15,986,249
	PREFERRED STOCKS — 0.5%
	BERMUDA — 0.5%
33,409	Liberty Latin America Ltd.[1,3]	704,262
	TOTAL PREFERRED STOCKS
	(Cost $671,996)	704,262

Principal Amount
	SHORT-TERM INVESTMENTS — 4.1%
$5,755,051	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[4]	5,755,051
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,755,051)	5,755,051
	TOTAL INVESTMENTS — 99.9%
	(Cost $134,519,061)	139,191,778
	Other Assets in Excess of Liabilities — 0.1%	192,181
	TOTAL NET ASSETS — 100.0%	$139,383,959

ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,670,805 which represents 4.1% of total net assets of the Fund.
[3]Callable.
[4]The rate is the annualized seven-day yield at period end.